Statement of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	[CommonStockMember]	[TreasuryStockMember]	[AdditionalPaidInCapitalMember]	[AccumulatedOtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ComprehensiveIncomeMember]	[SeriesCPreferredStockMember] [CommonStockMember]	[SeriesCPreferredStockMember] [AdditionalPaidInCapitalMember]
Balance, at Dec. 31, 2008	$ 117,970	$ 19	$ (450)	$ 244,580	$ (1,266)	$ (124,913)
Preferred Stock Dividends	(21,211)					(21,211)
Amortization of Deferred Compensation	3,163			3,163
Treasury Stock Repurchased	(137)		(137)
Other	77			77
Comprehensive Loss
Net Loss	(40,995)					(40,995)	(40,995)
Other Comprehensive Loss (net of tax):
Unrealized Loss on Derivative Instruments	1,194				1,194		1,194
Unrealized Loss on Available for Sale Securities	72				72		72
Balance, at Dec. 31, 2009	60,133	19	(587)	247,820	0	(187,119)	(39,729)
Preferred Stock Dividends	(2,227)					(2,227)
Common Stock Issuance	30,181	5		30,176
Preferred Stock Conversion	5,907							1	5,906
Amortization of Deferred Compensation	3,660			3,660
Other	433			433
Comprehensive Loss
Net Loss	56,531					56,531	56,531
Balance, at Dec. 31, 2010	154,618	25	(587)	287,995		(132,815)	56,531
Preferred Stock Dividends	(1,974)					(1,974)
Common Stock Issuance	118,445	12		118,433
Preferred Stock Conversion	9,449	1		9,448
Amortization of Deferred Compensation	3,697			3,697
Other	839			839
Comprehensive Loss
Net Loss	(130,995)					(130,995)	(130,995)
Balance, at Dec. 31, 2011	$ 154,079	$ 38	$ (587)	$ 420,412		$ (265,784)	$ (130,995)